Share-based compensation - RSU (Details) - $ / shares	1 Months Ended	12 Months Ended
	Aug. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
RSUs
Number of Shares
Beginning Non vested shares		20,904,995	20,798,863	9,824,454
Granted shares			7,775,835	15,514,500
Vested Shares		(7,629,599)	(6,060,842)	(2,720,091)
Forfeited shares		(861,193)	(1,608,861)	(1,820,000)
Ending Non vested shares		12,414,203	20,904,995	20,798,863
Weighted Average Grant Date Fair Value
Beginning Non vested weighted average grant date fair value		$ 0.5415	$ 0.3119	$ 0.1582
Granted weighted average grant date fair value			0.9203	0.3722
Vested weighted average grant date fair value		0.4302	0.2753	0.1464
Forfeited weighted average grant date fair value		0.6266	0.4077	0.2433
Ending Non vested weighted average grant date fair value		$ 0.6037	$ 0.5415	$ 0.3119
Employee stock options
Number of Shares
Granted	5,055,208	5,009,222
Cancelled		228,624
Vested and expected to vest, share options		4,780,598